Loans, allowance for loan losses and credit quality - Allowance roll-forward (Details 2) SFr in Millions	12 Months Ended
	Dec. 31, 2017 CHF (SFr) day year	Dec. 31, 2016 CHF (SFr)	Dec. 31, 2015 CHF (SFr)
Allowance for loan losses
Balance at beginning of period	SFr 938	SFr 866	SFr 758
Net movements recognized in statements of operations	190	249	295
Gross write-offs	(302)	(278)	(229)
Recoveries	53	66	28
Net write-offs	(249)	(212)	(201)
Provisions for interest	13	18	18
Foreign currency translation impact and other adjustments, net	(10)	17	(4)
Balance at end of period	882	938	866
of which individually evaluated for impairment	654	700	650
of which collectively evaluated for impairment	228	238	216
Gross loans held at amortized cost
Gross loans held at amortized cost	264,830	257,515	253,186
of which individually evaluated for impairment	2,110	2,472	1,973
of which collectively evaluated for impairment	262,720	255,043	251,213
Loans held at amortized cost
Purchases	3,381	3,435	4,683
Reclassifications from loans held-for-sale	63	125	355
Reclassifications to loans held-for-sale	7,407	4,400	2,376
Sales	SFr 7,051	2,159	373
Value of collateral
Maximum period for fair value determination of collateral on impaired loans (in days) | day	90
Period for appraisal of Property values, Minimum (in years) | year	1
Corporate and institutional
Allowance for loan losses
Balance at beginning of period	SFr 722	650	507
Net movements recognized in statements of operations	136	186	229
Gross write-offs	(242)	(192)	(111)
Recoveries	41	53	16
Net write-offs	(201)	(139)	(95)
Provisions for interest	14	8	12
Foreign currency translation impact and other adjustments, net	(9)	17	(3)
Balance at end of period	662	722	650
of which individually evaluated for impairment	475	528	480
of which collectively evaluated for impairment	187	194	170
Gross loans held at amortized cost
Gross loans held at amortized cost	112,553	112,445	108,331
of which individually evaluated for impairment	1,478	1,810	1,326
of which collectively evaluated for impairment	111,075	110,635	107,005
Loans held at amortized cost
Purchases	3,381	3,405	4,294
Reclassifications from loans held-for-sale	63	125	355
Reclassifications to loans held-for-sale	7,407	2,768	735
Sales	7,051	2,087	373
Consumer
Allowance for loan losses
Balance at beginning of period	216	216	251
Net movements recognized in statements of operations	54	63	66
Gross write-offs	(60)	(86)	(118)
Recoveries	12	13	12
Net write-offs	(48)	(73)	(106)
Provisions for interest	(1)	10	6
Foreign currency translation impact and other adjustments, net	(1)	0	(1)
Balance at end of period	220	216	216
of which individually evaluated for impairment	179	172	170
of which collectively evaluated for impairment	41	44	46
Gross loans held at amortized cost
Gross loans held at amortized cost	152,277	145,070	144,855
of which individually evaluated for impairment	632	662	647
of which collectively evaluated for impairment	151,645	144,408	144,208
Loans held at amortized cost
Purchases	0	30	389
Reclassifications from loans held-for-sale	0	0	0
Reclassifications to loans held-for-sale	0	1,632	1,641
Sales	0	72	0
Bank
Allowance for loan losses
Balance at beginning of period	937	865	757
Net movements recognized in statements of operations	190	249	295
Gross write-offs	(302)	(278)	(229)
Recoveries	53	66	28
Net write-offs	(249)	(212)	(201)
Provisions for interest	13	18	18
Foreign currency translation impact and other adjustments, net	(10)	17	(4)
Balance at end of period	881	937	865
of which individually evaluated for impairment	653	699	649
of which collectively evaluated for impairment	228	238	216
Gross loans held at amortized cost
Gross loans held at amortized cost	268,917	260,498	255,693
of which individually evaluated for impairment	2,097	2,460	1,961
of which collectively evaluated for impairment	266,820	258,038	253,732
Loans held at amortized cost
Purchases	3,381	3,435	4,683
Reclassifications from loans held-for-sale	63	125	355
Reclassifications to loans held-for-sale	7,407	4,400	2,376
Sales	7,051	2,159	373
Bank | Corporate and institutional
Allowance for loan losses
Balance at beginning of period	721	649	506
Net movements recognized in statements of operations	136	186	229
Gross write-offs	(242)	(192)	(111)
Recoveries	41	53	16
Net write-offs	(201)	(139)	(95)
Provisions for interest	14	8	12
Foreign currency translation impact and other adjustments, net	(9)	17	(3)
Balance at end of period	661	721	649
of which individually evaluated for impairment	474	527	479
of which collectively evaluated for impairment	187	194	170
Gross loans held at amortized cost
Gross loans held at amortized cost	116,640	115,428	110,838
of which individually evaluated for impairment	1,465	1,798	1,314
of which collectively evaluated for impairment	115,175	113,630	109,524
Loans held at amortized cost
Purchases	3,381	3,405	4,294
Reclassifications from loans held-for-sale	63	125	355
Reclassifications to loans held-for-sale	7,407	2,768	735
Sales	7,051	2,087	373
Bank | Consumer
Allowance for loan losses
Balance at beginning of period	216	216	251
Net movements recognized in statements of operations	54	63	66
Gross write-offs	(60)	(86)	(118)
Recoveries	12	13	12
Net write-offs	(48)	(73)	(106)
Provisions for interest	(1)	10	6
Foreign currency translation impact and other adjustments, net	(1)	0	(1)
Balance at end of period	220	216	216
of which individually evaluated for impairment	179	172	170
of which collectively evaluated for impairment	41	44	46
Gross loans held at amortized cost
Gross loans held at amortized cost	152,277	145,070	144,855
of which individually evaluated for impairment	632	662	647
of which collectively evaluated for impairment	151,645	144,408	144,208
Loans held at amortized cost
Purchases	0	30	389
Reclassifications from loans held-for-sale	0	0	0
Reclassifications to loans held-for-sale	0	1,632	1,641
Sales	SFr 0	SFr 72	SFr 0